UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCKS — 96.67%	Shares	Fair Value
Consumer Discretionary — 6.30%
Big Lots, Inc.	162,333	$4,694,670
La-Z-Boy, Inc.	137,990	3,823,703
Thor Industries, Inc.	100,055	5,202,860
Visteon Corporation(a)	59,750	3,601,730
ZAGG, Inc.(a)	166,655	1,629,886
		18,952,849
Consumer Staples — 10.15%
Andersons, Inc. (The)	87,133	2,604,405
Cal-Maine Foods, Inc.	72,235	3,055,541
Darling Ingredients, Inc.(a)	195,445	3,760,362
Hostess Brands, Inc.(a)	555,894	6,081,480
John B. Sanfilippo & Son, Inc.	68,442	3,809,482
Sanderson Farms, Inc.	56,905	5,650,097
TreeHouse Foods, Inc.(a)	110,405	5,598,638
		30,560,005
Energy — 3.08%
RPC, Inc.	463,750	4,577,213
SRC Energy, Inc.(a)	999,435	4,697,344
		9,274,557
Financials — 27.31%
Argo Group International Holdings Ltd.	61,408	4,129,688
Bank of Hawaii Corporation	88,435	5,953,444
Bryn Mawr Bank Corporation	138,212	4,754,493
CenterState Banks Corporation	222,315	4,677,508
Chemical Financial Corporation	166,975	6,112,954
Donnelley Financial Solutions, Inc.(a)	185,957	2,608,977
First Financial Bancorp	290,917	6,900,550
First Merchants Corporation	173,412	5,942,829
Granite Point Mortgage Trust, Inc.	125,665	2,265,740
Horace Mann Educators Corporation	57,695	2,160,678
LegacyTexas Financial Group, Inc.	165,885	5,323,250
Northwest Bancshares, Inc.	338,570	5,735,376
ProAssurance Corporation	37,810	1,533,574
Renasant Corporation	196,392	5,927,111
UMB Financial Corporation	90,095	5,493,092
Washington Federal, Inc.	252,270	6,738,132
White Mountains Insurance Group Ltd.	6,925	5,939,503
		82,196,899
Health Care — 2.46%
Magellan Health, Inc.(a)	93,256	5,305,334
Select Medical Holdings Corporation(a)	137,040	2,103,564
		7,408,898
Industrials — 19.80%
Argan, Inc.	124,555	4,713,161
Astec Industries, Inc.	150,930	4,556,577
Encore Wire Corporation	70,020	3,513,604
EnPro Industries, Inc.	87,645	5,267,464
Forward Air Corporation	69,550	3,814,818

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2018 (Unaudited)

COMMON STOCKS — 96.67% - continued	Shares	Fair Value
Industrials — 19.80% - continued
Greenbrier Companies, Inc. (The)	115,700	$4,574,777
Heartland Express, Inc.	325,295	5,952,899
Knoll, Inc.	265,545	4,376,182
Primoris Services Corporation	239,386	4,579,454
Regal Beloit Corporation	75,315	5,275,815
REV Group, Inc.	530,935	3,987,322
Valmont Industries, Inc.	32,800	3,639,160
WESCO International, Inc.(a)	111,435	5,348,880
		59,600,113
Information Technology — 7.50%
CSG Systems International, Inc.	149,131	4,737,892
InterDigital, Inc.	87,565	5,816,943
MTS Systems Corporation	74,869	3,004,493
Plexus Corporation(a)	65,360	3,338,589
SYNNEX Corporation	42,929	3,470,380
Tech Data Corporation(a)	27,110	2,217,869
		22,586,166
Materials — 9.06%
AdvanSix, Inc.(a)	60,855	1,481,211
Alamos Gold, Inc., Class A	909,859	3,275,492
Graphic Packaging Holding Company	586,335	6,238,604
Innospec, Inc.	43,545	2,689,339
Silgan Holdings, Inc.	268,785	6,348,703
Stepan Company	30,350	2,245,900
Valvoline, Inc.	258,275	4,997,621
		27,276,870
Real Estate — 7.10%
Americold Realty Trust	91,350	2,333,079
Columbia Property Trust, Inc.	319,050	6,173,618
Equity Commonwealth(a)	226,630	6,801,166
PS Business Parks, Inc.	11,208	1,468,248
Sabra Health Care REIT, Inc.	278,785	4,594,377
		21,370,488
Utilities — 3.91%
NorthWestern Corporation	98,000	5,825,120
PNM Resources, Inc.	72,710	2,987,653
Portland General Electric Company	64,650	2,964,203
		11,776,976
Total Common Stocks (Cost $330,734,000)		291,003,821

MONEY MARKET FUNDS - 3.85%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.29%(b)	11,602,283	11,602,283

Total Money Market Funds (Cost $11,602,283)		11,602,283

Total Investments — 100.52% (Cost $342,336,283)		302,606,104

See accompanying notes which are an integral part of these schedules of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2018 (Unaudited)

	Shares	Fair Value
Liabilities in Excess of Other Assets — (0.52)%		$(1,568,886)

NET ASSETS — 100.00%		$301,037,218

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of December 31, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,391,426
Gross unrealized depreciation	(43,112,317)
Net unrealized depreciation	$(40,720,891)
Aggregate cost of securities for federal income tax purposes	$343,326,995

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCKS — 95.18%	Shares	Fair Value
Communication Services — 1.67%
Interpublic Group of Companies, Inc. (The)	28,671	$591,483

Consumer Discretionary — 9.05%
Aptiv plc	7,730	475,936
Aramark	18,693	541,536
Cracker Barrel Old Country Store, Inc.	3,449	551,358
Genuine Parts Company	6,159	591,387
Gildan Activewear, Inc.	17,184	521,706
Nordstrom, Inc.	11,179	521,053
		3,202,976
Consumer Staples — 8.47%
Casey's General Stores, Inc.	5,266	674,786
Clorox Company (The)	3,696	569,701
Ingredion, Inc.	6,313	577,008
J.M. Smucker Company (The)	6,529	610,396
US Foods Holding Corporation(a)	17,913	566,767
		2,998,658
Energy — 3.23%
Concho Resources, Inc.(a)	5,328	547,665
Diamondback Energy, Inc.	6,405	593,744
		1,141,409
Financials — 18.31%
Ameriprise Financial, Inc.	4,927	514,231
Blackstone Mortgage Trust, Inc., Class A	17,923	571,027
Brown & Brown, Inc.	25,622	706,142
Commerce Bancshares, Inc.	10,440	588,518
Everest Re Group Ltd.	2,587	563,345
Hanover Insurance Group, Inc. (The)	3,150	367,826
M&T Bank Corporation	3,726	533,302
Regions Financial Corporation	34,738	464,794
Reinsurance Group of America, Inc.	4,065	570,035
Torchmark Corporation	6,806	507,251
UMB Financial Corporation	7,196	438,740
W.R. Berkley Corporation	8,900	657,799
		6,483,010
Health Care — 5.04%
Quest Diagnostics, Inc.	6,375	530,846
Universal Health Services, Inc., Class B	5,666	660,429
Zimmer Biomet Holdings, Inc.	5,697	590,893
		1,782,168
Industrials — 16.17%
Comfort Systems USA, Inc.	10,655	465,410
Curtiss-Wright Corporation	4,743	484,355
Hexcel Corporation	10,255	588,022
Hubbell, Inc.	6,159	611,835
ITT, Inc.	11,117	536,618
Kansas City Southern	5,851	558,478
Masco Corporation	11,921	348,570

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2018 (Unaudited)

COMMON STOCKS — 95.18% - continued	Shares	Fair Value
Industrials — 16.17% - continued
Parker-Hannifin Corporation	3,264	$486,793
Republic Services, Inc.	8,777	632,734
Snap-on, Inc.	3,480	505,609
Xylem, Inc.	7,545	503,402
		5,721,826
Information Technology — 8.17%
Amdocs Ltd.	8,895	521,069
Keysight Technologies, Inc.(a)	13,427	833,548
KLA-Tencor Corporation	5,992	536,224
LogMeIn, Inc.	3,336	272,118
Synopsys, Inc.(a)	8,654	729,013
		2,891,972
Materials — 6.21%
Eastman Chemical Company	7,699	562,874
International Flavors & Fragrances, Inc.	4,866	653,358
Sealed Air Corporation	12,570	437,939
Sonoco Products Company	10,255	544,848
		2,199,019
Real Estate — 8.54%
Equity LifeStyle Properties, Inc.	9,947	966,152
Essex Property Trust, Inc.	2,926	717,484
Healthcare Trust of America, Inc., Class A	25,684	650,062
Vornado Realty Trust	11,117	689,588
		3,023,286
Utilities — 10.32%
Ameren Corporation	10,440	681,001
Atmos Energy Corporation	8,438	782,371
CMS Energy Corporation	13,827	686,511
Pinnacle West Capital Corporation	8,253	703,156
Xcel Energy, Inc.	16,199	798,124
		3,651,163
Total Common Stocks (Cost $30,913,729)		33,686,970

MONEY MARKET FUNDS - 4.67%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.29%(b)	1,651,551	1,651,551

Total Money Market Funds (Cost $1,651,551)		1,651,551

Total Investments — 99.85% (Cost $32,565,280)		35,338,521

Other Assets in Excess of Liabilities — 0.15%		53,901

NET ASSETS — 100.00%		$35,392,422

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2018.

See accompanying notes which are an integral part of these schedules of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2018 (Unaudited)

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of December 31, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$3,708,042
Gross unrealized depreciation	(935,456)
Net unrealized appreciation	$2,772,586
Aggregate cost of securities for federal income tax purposes	$32,565,935

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2018

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2018

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Dean Investment Associates, LLC (“Adviser”) and/or Dean Capital Management, LLC (“Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2018 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks	$291,003,821	$-	$-	$291,003,821
Money Market Funds	11,602,283	-	-	11,602,283
Total	$302,606,104	$-	$-	$302,606,104

Mid Cap Fund
Assets
Common Stocks	$33,686,970	$-	$-	$33,686,970
Money Market Funds	1,651,551	-	-	1,651,551
Total	$35,338,521	$-	$-	$35,338,521

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/27/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/27/2019